Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accruals and deferred income	$ 10,466	$ 10,406
Settlement accounts	15,226	13,008
Cash collateral and margin payables	50,226	65,557
Endorsements and acceptances	11,232	10,293
Employee benefit liabilities (Note 5)	1,607	2,025
Liabilities of disposal groups held for sale	9,005	0
Lease liabilities	3,586	4,614
Other liabilities	22,430	22,721
Total accruals, deferred income and other liabilities	123,778	128,624
Financial liabilities at amortised cost	111,887	$ 120,229
Customer accounts
Disclosure of detailed information about financial instruments [line items]
Liabilities of disposal groups held for sale	$ 8,800